Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for PEO (2)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Book Value per Share (4)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$10,209,615	$14,181,268	$2,897,416	$3,616,594	$180	$166	$388.9	$34.58
2024	$8,978,934	$15,261,772	$2,743,746	$3,279,985	$162	$140	$360.1	$29.80
2023	$7,931,487	$12,238,436	$2,515,877	$3,829,745	$131	$130	$322.1	$25.54
2022	$5,474,844	$5,004,886	$2,831,491	$2,750,584	$92	$93	$292.9	$21.76
2021	$4,970,949	$4,032,083	$2,605,661	$2,534,488	$96	$106	$231.1	$18.23

Company Selected Measure Name		BVPS
Peer Group Issuers, Footnote		The peer group used by the Company consists of the companies, including Essent Group Ltd., MGIC Investment Corporation, and Radian Group Inc., used in the Company’s performance graph as required by Item 201(e) of Regulation S-K and reported in Part II, Item 5 of its annual report on Form 10-K for the fiscal year ended December 31, 2025.
PEO Total Compensation Amount	$ 10,209,615	$ 8,978,934	$ 7,931,487	$ 5,474,844	$ 4,970,949
PEO Actually Paid Compensation Amount	14,181,268	$ 15,261,772	12,238,436	5,004,886	4,032,083
Adjustment To PEO Compensation, Footnote	The "2025 Summary Compensation Table" totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments as set forth in the below table, per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid.” We did not make any assumptions in valuation that differs materially from those disclosed as of the grant date of such equity awards with respect to the amounts added relative to stock and option awards.

	2025		2024		2023		2022		2021
	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Ms. Merkle) ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	10,209,615	2,897,416	8,978,934	2,743,746	7,931,487	2,515,877	5,474,844	2,831,491	4,970,949	2,605,661
Adjustments
Deduction for Grant Date Fair Value of Awards Granted During Year	(6,337,450)	(1,306,651)	(4,874,994)	(1,376,427)	(4,274,972)	(977,983)	(3,000,000)	(1,540,534)	(2,315,962)	(991,737)
Adjustment for Fair Value of Equity Calculated Using SEC Methodology (a)
(i) Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	7,352,234	1,515,879	5,975,485	1,389,925	5,480,828	1,253,846	2,427,410	1,246,502	1,100,082	942,150
(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	2,173,266	412,980	4,522,308	572,680	2,582,252	818,534	13,051	72,727	258,291	22,031
(iii) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	783,603	96,970	660,039	130,682	518,841	219,471	89,581	140,398	18,723	(43,617)
(iv) Any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—	(180,621)	—	—	—	—	—	—
Compensation Actually Paid	14,181,268	3,616,594	15,261,772	3,279,985	12,238,436	3,829,745	5,004,886	2,750,584	4,032,083	2,534,488
		Compensation Actually Paid excludes the Stock Awards column from the relevant fiscal year’s "Summary Compensation Table" total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, where applicable to us: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The Company does not maintain, nor do the NEOs participate in, any defined benefit or actuarial pension plans for which adjustments were required pursuant to Item 402(v).
Non-PEO NEO Average Total Compensation Amount	2,897,416	$ 2,743,746	2,515,877	2,831,491	2,605,661
Non-PEO NEO Average Compensation Actually Paid Amount	3,616,594	$ 3,279,985	3,829,745	2,750,584	2,534,488
Adjustment to Non-PEO NEO Compensation Footnote	The "2025 Summary Compensation Table" totals reported for the PEO and the average of the Non-PEO NEOs for each year were subject to the following adjustments as set forth in the below table, per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid.” We did not make any assumptions in valuation that differs materially from those disclosed as of the grant date of such equity awards with respect to the amounts added relative to stock and option awards.

	2025		2024		2023		2022		2021
	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Mr. Pollitzer) ($)	Average for Non-PEO NEOs ($)	PEO (Ms. Merkle) ($)	Average for Non-PEO NEOs ($)

Summary Compensation Table Total	10,209,615	2,897,416	8,978,934	2,743,746	7,931,487	2,515,877	5,474,844	2,831,491	4,970,949	2,605,661
Adjustments
Deduction for Grant Date Fair Value of Awards Granted During Year	(6,337,450)	(1,306,651)	(4,874,994)	(1,376,427)	(4,274,972)	(977,983)	(3,000,000)	(1,540,534)	(2,315,962)	(991,737)
Adjustment for Fair Value of Equity Calculated Using SEC Methodology (a)
(i) Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year	7,352,234	1,515,879	5,975,485	1,389,925	5,480,828	1,253,846	2,427,410	1,246,502	1,100,082	942,150
(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	2,173,266	412,980	4,522,308	572,680	2,582,252	818,534	13,051	72,727	258,291	22,031
(iii) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	783,603	96,970	660,039	130,682	518,841	219,471	89,581	140,398	18,723	(43,617)
(iv) Any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—	(180,621)	—	—	—	—	—	—
Compensation Actually Paid	14,181,268	3,616,594	15,261,772	3,279,985	12,238,436	3,829,745	5,004,886	2,750,584	4,032,083	2,534,488
		Compensation Actually Paid excludes the Stock Awards column from the relevant fiscal year’s "Summary Compensation Table" total. The Rule 402(v) Equity Values instead reflect the aggregate of the following components, where applicable to us: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. The Company does not maintain, nor do the NEOs participate in, any defined benefit or actuarial pension plans for which adjustments were required pursuant to Item 402(v).
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

2025 Most Important Performance Metrics
BVPS
Return on Equity
Net Operating Income

Total Shareholder Return Amount	180	$ 162	131	92	96
Peer Group Total Shareholder Return Amount	166	140	130	93	106
Net Income (Loss)	$ 388,900,000	$ 360,100,000	$ 322,100,000	$ 292,900,000	$ 231,100,000
Company Selected Measure Amount	34.58	29.80	25.54	21.76	18.23
PEO Name	Mr. Pollitzer	Mr. Pollitzer	Mr. Pollitzer	Mr. Pollitzer	Ms. Merkle
Additional 402(v) Disclosure
Relationship Between "Compensation Actually Paid" and Performance
The following graphs show the relationship between compensation actually paid to our executives in each of the last five years as disclosed in the Pay vs. Performance table, and each of the following: the Company's cumulative TSR, the peer group cumulative TSR, the Company's net income, and the BVPS.
Tabular List of Most Important Financial Performance Measures
		Below are the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to Company performance. For more information, please see “Compensation of Named Executive Officers – Compensation Discussion and Analysis” and Appendix A in this proxy statement for a reconciliation of the below financial measures to the most directly comparable GAAP measure.
Measure:: 1
Pay vs Performance Disclosure
Name		BVPS
Non-GAAP Measure Description		BVPS (excluding net unrealized gains and losses) is a non-GAAP measure, and is defined as total shareholder's equity, excluding the after-tax effects of unrealized gains and losses on investments, divided by shares outstanding. For more detail, please see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name		Net Operating Income
PEO | Adjustment, Equity Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (4,874,994)	$ (4,274,972)	$ (3,000,000)	$ (2,315,962)
PEO | Adjustment, Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,975,485	5,480,828	2,427,410	1,100,082
PEO | Adjustment, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,522,308	2,582,252	13,051	258,291
PEO | Adjustment, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		660,039	518,841	89,581	18,723
Non-PEO NEO | Adjustment, Equity Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,376,427)	(977,983)	(1,540,534)	(991,737)
Non-PEO NEO | Adjustment, Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,389,925	1,253,846	1,246,502	942,150
Non-PEO NEO | Adjustment, Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		572,680	818,534	72,727	22,031
Non-PEO NEO | Adjustment, Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 130,682	$ 219,471	$ 140,398	$ (43,617)